Matthews Emerging Markets Discovery Active ETF Investment Strategy - Matthews Emerging Markets Discovery Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews Emerging Markets Discovery Active ETF seeks to achieve its investment objective by investing at least 65% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below). The remainder of the portfolio may be invested in other investments that facilitate its investment objective, including mid and large capitalization securities. In addition, at least 80% of the Fund’s net assets, which includes borrowings for investment purposes, will be invested in the common and preferred stocks of companies located in emerging market countries, such as China and India. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. The list of emerging market countries and frontier market countries may change from time to time. The Fund may also invest in companies located in developed countries; however, the Fund may not invest in any company located in a developed country if, at the time of purchase, more than 20% of the Fund’s assets are invested in developed market companies. The Fund can concentrate its investments (meaning more than 25% of its assets) in a single country such as China. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an emerging market (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the MSCI Emerging Markets Small Cap Index; or (v) it is denominated in the currency of an emerging market country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Matthews may rely on only one criterion to determine location even if other criteria point to a different location. The Fund may also invest in depositary receipts that are treated as emerging markets investments, including American, European and Global Depositary Receipts.The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews generally determines whether a company should be considered to be a small company based on its market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets in any company that has a market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the MSCI Emerging Markets Small Cap Index (each, a “Small Company” and together, “Small Companies”). Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. A company may grow to a market capitalization that is higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s secondary benchmark after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a Small Company. If additional purchases of a security are made, all holdings (including prior purchases) of that security will be re-classified with respect to its market capitalization at the time of the last purchase. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.